As filed with the Securities and Exchange Commission on September 29, 2022

File Nos. 033-39088
811-06243

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	145	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	147	[X]

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on October 28, 2022 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus and statement of additional information (“SAI”) of the Franklin Emerging Technology Fund, a series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

PART A AND PART B

Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (“PEA 93”), relating only to the Franklin Emerging Technology Fund a series of the Registrant (the “Fund”), was filed on February 28, 2020 (Accession # 0001379491-20-000724) pursuant to Rule 485(a)(2). Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, Post-Effective Amendment No. 95 to the Registration Statement, relating only to the Fund, was filed on May 12, 2020 (Accession # 0000872625-20-000023) for the sole purpose of designating June 11, 2020 as the new effective date to Post-Effective Amendment No. 93. On June 10, 2020 (Accession # 0000872625-20-000032) for the sole purpose of designating July 10, 2020 as the new effective date to Post-Effective Amendment No. 93. On July 9, 2020 (Accession # 0000872625-20-000047) for the sole purpose of designating August 7, 2020 as the new effective date to Post-Effective Amendment No. 93. On August 7, 2020 (Accession # 0000872625-20-000058) for the sole purpose of designating September 4, 2020 as the new effective date to Post-Effective Amendment No. 93. On September 3, 2020 (Accession # 0000872625-20-000072) for the sole purpose of designating October 2, 2020 as the new effective date to Post-Effective Amendment No. 93. On October 1, 2020 (Accession # 0000872625-20-000080) for the sole purpose of designating October 30, 2020 as the new effective date to Post-Effective Amendment No. 93. On October 29, 2020 (Accession # 0000872625-20-000090) for the sole purpose of designating November 27, 2020 as the new effective date to Post-Effective Amendment No. 93. On November 25, 2020 (Accession # 0000872625-20-000097) for the sole purpose of designating December 24, 2020 as the new effective date to Post-Effective Amendment No. 93. On December 23, 2020 (Accession # 0000872625-20-000107) for the sole purpose of designating January 22, 2021 as the new effective date to Post-Effective Amendment No. 93. On January 21, 2020 (Accession # 0000872625-21-000010) for the sole purpose of designating February 19, 2021 as the new effective date to Post-Effective Amendment No. 93. On February 18, 2021 (Accession # 0000872625-21-000018) for the sole purpose of designating March 19, 2021 as the new effective date to Post-Effective Amendment No. 93. On March 18, 2021 (Accession # 0000872625-21-000024) for the sole purpose of designating April 16, 2021 as the new effective date to Post-Effective Amendment No. 93. On April 15, 2021 (Accession # 0000872625-21-000030) for the sole purpose of designating May 14, 2021 as the new effective date to Post-Effective Amendment No. 93. On May 13, 2021 (Accession # 0000872625-21-000036) for the sole purpose of designating June 11, 2021 as the new effective date to Post-Effective Amendment No. 93. On June 10, 2021 (Accession # 0000872625-21-000047) for the sole purpose of designating July 9, 2021 as the new effective date to Post-Effective Amendment No. 93. On July 8, 2021 (Accession # 0000872625-21-000050) for the sole purpose of designating August 6, 2021 as the new effective date to Post-Effective Amendment No. 93. On August 5, 2021 (Accession # 0001741773-21-002159) for the sole purpose of designating September 3, 2021 as the new effective date to Post-Effective Amendment No. 93. On September 2, 2021 (Accession # 0001741773-21-002628) for the sole purpose of designating October 1, 2021 as the new effective date to Post-Effective Amendment No. 93. On September 30, 2021 (Accession # 0001741773-21-002998) for the sole purpose of designating October 29, 2021 as the new effective date to Post-Effective Amendment No. 93. On October 28, 2021 (Accession # 0001741773-21-003647) for the sole purpose of designating November 26, 2021 as the new effective date to Post-Effective Amendment No. 93. On November 24, 2021 (Accession # 0001741773-21-003742) for the sole purpose of designating December 23, 2021 as the new effective date to Post-Effective Amendment No. 93. On December 22, 2021 (Accession # 0001741773-21-004197) for the sole purpose of designating January 21, 2022 as the new effective date to Post-Effective Amendment No. 93. On January 20, 2022 (Accession # 0001741773-22-000092) for the sole purpose of designating February 18, 2022 as the new effective date to Post-Effective Amendment No. 93. On February 17, 2022 (Accession # 0001741773-22-000284) for the sole purpose of designating March 18, 2022 as the new effective date to Post-Effective Amendment No. 93. On March 17, 2022 (Accession # 0001741773-22-001008) for the sole purpose of designating April 14, 2022 as the new effective date to Post-Effective Amendment No. 93. On April 13, 2022 (Accession # 0001741773-22-001119) for the sole purpose of designating May 13, 2022 as the new effective date to Post-Effective Amendment No. 93. On May 12, 2022 (Accession # 0001741773-22-001743) for the sole purpose of designating June 10, 2022 as the new effective date to Post-Effective Amendment No. 93. On June 9, 2022 (Accession # 0001741773-22-002163) for the sole purpose of designating July 8, 2022 as the new effective date to Post-Effective Amendment No. 93. On July 7, 2022 (Accession # 0001741773-22-002328) for the sole purpose of designating August 5, 2022 as the new effective date to Post-Effective Amendment No. 93. On August 4, 2022 (Accession # 0001741773-22-002665) for the sole purpose of designating September 2, 2022 as the new effective date to Post-Effective Amendment No. 93. On September 1, 2022 (Accession # 0001741773-22-003225) for the sole purpose of designating September 30, 2022 as the new effective date to Post-Effective Amendment No. 93. Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating October 28, 2022 as the new date upon which PEA 93 shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 93, are incorporated herein by reference in their entirety into this filing.

FRANKLIN STRATEGIC SERIES

FILE NOS. 033-39088 & 811-06243

PART C

OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated May 18, 2018

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(b)	By-Laws

(i)

Third Amended and Restated By-Laws of Franklin Strategic Series, a Delaware Statutory Trust effective as of May 18, 2018

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

	(ii)	Certificate of the By-Laws of Franklin Strategic Series dated January 17, 2019 Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: June 3, 2019

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration
		(a)	Article III, Shares
		(b)	Article V, Shareholders’ Voting Powers and Meetings
		(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
		(d)	Articles VIII, Certain Transactions – Section 4
		(e)	Articles X, Miscellaneous – Section 4

	(ii)	Amended and Restated By-Laws
		(a)	Article II, Meetings of Shareholders
		(b)	Article VI, Records and Reports – Section 1, 2 and 3
		(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
		(d)	Articles VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2019

(ii)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2019

(iii)

Amended and Restated Investment Management Agreement Between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(iv)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2019

(v)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2019

(vi)

Investment Management Agreement between the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H and Franklin Advisers, Inc. dated June 1, 2019

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2019

(vii)

Form of Investment Management Agreement between the Registrant, on behalf of Franklin Emerging Technology Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 93 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: February 28, 2020

(viii)

Amendment to the Investment Management Agreement dated April 7, 2020, on behalf of each Fund of Franklin Strategic Series listed in Schedule A and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2021

(e)	Underwriting Contracts

(i)

Distribution Agreement dated July 7, 2021 between Registrant on behalf of Funds listed in Attachment A and Franklin Distributors, LLC

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(ii)

Distribution Agreement dated July 7, 2021 between Registrant on behalf of Franklin Templeton SMACS, Series E, Series I, Series CH, Series H, Series P and Series MG and Franklin Distributors, LLC

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(iii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 23, 1998

(iv)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(v)

Amendment dated April 7, 2022 and Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(vi)

Amendment dated June 3, 2019 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2019

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(viii)

Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2017

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(x)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(xi)

Amendment dated April 7, 2022 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(xii)

Custody Agreement between the Registrant on behalf of Franklin Strategic Income Fund and Millennium Trust Company, LLC.

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(xiii)

Supplement to the Master Custody Agreement Hong Kong – China Connect Service dated February 16, 1996 with an amended Exhibit A dated August 1, 2019

Filing: Post-Effective Amendment No. 103 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2020

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Flex Cap Growth Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin Natural Resources Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2013 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2015

(iii)

Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Biotechnology Discovery Fund

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(iv)

Second Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated March 1, 2022

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(v)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H and Franklin Templeton Investor Services, LLC dated March 1, 2022

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(vi)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H dated June 1, 2019

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(vii)

Amendment to Fund Services Agreement dated July 15, 2020 between Franklin Templeton Services, LLC for the Registrant and JPMorgan on behalf dated January 22, 2020

Filing: Post-Effective Amendment No. 103 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2020

(viii)

Fund Services Agreement between Franklin Templeton Services, LLC for the Registrant and JPMorgan on behalf dated January 22, 2020

Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2021

(ix)

Fee Waiver and/or Expense Reimbursement Agreement on behalf of Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Templeton SMACS: Series E, Series I, Series CH and Series H dated June 1, 2020

Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2021

(x)

Amendment to Fund Services Agreement effective January 29, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(xi)

Third Amendment to Fund Services Agreement dated March 12, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(xii)

Fourth Amendment to Fund Services Agreement effective September 1, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(xiii)

Fifth Amendment to Fund Services Agreement dated June 10, 2022 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

	(xiv)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 25, 2022

(i)	Legal Opinion

	(i)	Opinion and Consent of Counsel dated March 8, 1999 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: March 11, 1999

(ii)

Opinion and Consent of Counsel dated June 3, 2019 on Behalf of Franklin Templeton SMACS: Series I, Series E, Series CH and Series H

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(j)	Other Opinions

	(i)	Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 5, 1995

(ii)

Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Letter of Understanding for Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund), dated June 22, 1999

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 28, 1999

(iv)

Letter of Understanding for Franklin Small Cap Growth Fund dated April 28, 2000

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 30, 2000

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Opportunities Fund, and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(vii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(viii)

Amended and Restated Class C Distribution Plan between the Registrant, on behalf of Franklin Select U.S. Equity Fund, Franklin Growth Opportunities Fund, Franklin Natural Resources Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(ix)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Select U.S. Equity Fund, Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund, and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(x)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(n)	Rule 18f-3 Plan

(i)

Amended Multiple Class Plan for Franklin Natural Resources Fund dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(ii)

Amended Multiple Class Plan for Franklin Small Cap Growth Fund dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(iii)

Amended Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(iv)

Amended Multiple Class Plan for Franklin Biotechnology Discovery Fund dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(v)

Amended Multiple Class Plan for Franklin Strategic Income Fund dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(vi)

Amended Multiple Class Plan for Franklin Growth Opportunities Fund dated July 7, 2021

Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2022

(p)	Code of Ethics

(i) Code of Ethics dated August 16, 2021 Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 26, 2021

(q)	Power of Attorney

(i)	Power of Attorney dated May 21, 2019 Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: June 3, 2019

(ii)	Power of Attorney dated May 10, 2021, for Valerie Williams Filing: Post-Effective Amendment No. 125 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: June 10, 2021

(iii)	Power of Attorney dated December 10, 2021, for Christopher Kings Filing: Post-Effective Amendment No. 135 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: January 20, 2022

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly-owned subsidiary of Resources, serves as sub-advisor for one of the series in the Trust. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 80160684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 32. Principal Underwriters

a) Franklin Distributors, LLC (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds
ActiveShares ETF Trust
Legg Mason ETF Investment Trust
Legg Mason Global Asset Management Trust
Legg Mason Partners Income Trust
Legg Mason Partners Institutional Trust
Legg Mason Partners Investment Trust

Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Income Trust
Legg Mason Partners Institutional Trust
Legg Mason Partners Money Market Trust
Western Asset Funds, Inc.

b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant at One Franklin Parkway, San Mateo CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC both of whose address is 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 28th day of September, 2022.

Franklin Strategic Series

(Registrant)

By: /s/STEVEN J. GRAY

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS*	President and Chief Executive Officer – Investment Management
Edward D. Perks	Dated: September 28, 2022

MATTHEW T. HINKLE*	Chief Executive Officer – Finance and Administration
Matthew T. Hinkle	Dated: September 28, 2022

CHRISTOPHER KINGS*	Treasurer, Chief Financial Officer and Chief Accounting Officer
Christopher Kings	Dated: September 28, 2022

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: September 28, 2022

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: September 28, 2022

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: September 28, 2022

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: September 28, 2022

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: September 28, 2022

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 28, 2022

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: September 28, 2022

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: September 28, 2022

VALERIE M. WILLIAMS*	Trustee
Valerie M. Williams	Dated: September 28, 2022

*By: /s/STEVEN J. GRAY

Steven J. Gray

 Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN STRATEGIC SERIES

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

None